Investment Properties - Schedule of Investment Properties (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Investment Properties [Line Items]
Balance Beginning	$ 463
Additions		287
Transfer from plant and equipment	94	218
Depreciation and amortization	(17)	(39)
Impact of foreign currency translation	(29)	(3)
Balance Ending	511	463
Cost [Member]
Schedule of Investment Properties [Line Items]
Balance Beginning	1,115
Additions		287
Transfer from plant and equipment	121	837
Impact of foreign currency translation	(5)	(9)
Balance Ending	1,231	1,115
Accumulated depreciation and amortization [Member]
Schedule of Investment Properties [Line Items]
Balance Beginning	(652)
Transfer from plant and equipment	(27)	(619)
Depreciation and amortization	(17)	(39)
Impact of foreign currency translation	(24)	6
Balance Ending	$ (720)	$ (652)